Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share
Schedule of earnings per share

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021
Profit for the year attributable to shareholders of the Parent (Thousands of Euros)	59,315	208,279	188,726
Weighted average number of ordinary shares outstanding	679,756,294	679,805,142	681,556,937
Basic earnings per share (Euros per share)	0.09	0.31	0.28

	Number of shares
	31/12/2023	31/12/2022	31/12/2021
Issued shares outstanding at 1 January	679,469,076	679,598,330	685,601,126
Effect of shares issued	287,218	206,812	(4,044,189)
Weighted average number of ordinary shares outstanding (basic) at 31 December	679,756,294	679,805,142	681,556,937

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021
Profit for the year attributable to shareholders of the Parent (Thousands of Euros)	59,315	208,279	188,726
Weighted average number of ordinary shares outstanding (diluted)	677,101,992	679,292,729	681,404,922
Diluted earnings per share (Euros per share)	0.09	0.31	0.28

	Number of shares
	31/12/2023	31/12/2022	31/12/2021
Ordinary shares outstanding at 1 January	679,469,076	679,598,330	685,601,126
Shares committed under RSU plan	(2,654,302)	(512,413)	(152,015)
Effect of treasury stock	287,218	206,812	(4,044,189)
Weighted average number of ordinary shares outstanding (diluted) at 31 December	677,101,992	679,292,729	681,404,922
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